S000016937 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	10.60%	8.67%	11.01%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	4.35%	4.50%	7.50%
Class II
Prospectus [Line Items]
Average Annual Return, Percent	4.08%	4.23%	7.24%